Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of price risk
	July 31, 2020	July 31, 2019
	$	$
Financial assets	2,692	16,756
Financial liabilities	(3,450)	(493)
Total exposure	(758)	16,263

Schedule of aging of trade receivables
	July 31,	July 31,
	2020	2019
	$	$
0-30 days	15,253	14,102
31-60 days	2,972	1,826
61-90 days	412	166
Over 90 days	789	3,599
Total	19,426	19,693